Derivative Financial Instruments and Hedge Accounting - Summary of Outstanding Derivative Financial Instruments (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges [line items]
Gross notional amounts	£ 1,146	£ 1,974
Assets	32	63
Liabilities	(34)	(52)
In less than one year [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	393	1,238
Assets	2	18
Liabilities	(4)	(12)
One to five years [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	679	663
Assets	30	45
Liabilities	(26)	(32)
Later than five years [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	74	73
Liabilities	(4)	(8)
Interest rate derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	168	354
Assets	5	12
Interest rate derivatives [member] | Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	217	550
Liabilities	(9)	(27)
Cross currency rate derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	331	516
Assets	24	44
Liabilities	(21)	(20)
FX derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	237	193
Assets	3	5
Liabilities	(1)	(2)
FX derivatives [member] | Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	193	361
Assets		2
Liabilities	£ (3)	£ (3)